Regulatory Matters - Summary of Actual Capital Amounts and Ratios of Company and Bank (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual Amount	$ 66,545	$ 61,210
Tier 1 capital to risk-weighted assets, Actual Amount	61,246	56,540
Common equity Tier 1 capital to risk-weighted assets, Actual Amount	61,246	56,540
Tier 1 capital to average assets, Actual Amount	$ 61,246	$ 56,540
Total capital to risk-weighted assets, Actual Ratio	13.70%	13.50%
Tier 1 capital to risk-weighted assets, Actual Ratio	12.60%	12.50%
Common equity Tier 1 capital to risk-weighted assets, Actual Ratio	12.60%	12.50%
Tier 1 capital to average assets, Actual Ratio	9.30%	8.70%
Total capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Amount	$ 38,936	$ 36,226
Tier 1 capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Amount	29,202	27,170
Common equity Tier I capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Amount	21,901	20,377
Tier 1 capital to average assets, Minimum Required For Capital Adequacy Purposes Amount	$ 26,330	$ 25,871
Total capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Ratio	6.00%	6.00%
Common equity Tier I capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Ratio	4.50%	4.50%
Tier 1 capital to average assets, Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	$ 48,670	$ 45,283
Tier 1 capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	38,936	36,226
Common equity Tier I capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	31,635	29,434
Tier 1 capital to average assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	$ 32,913	$ 32,338
Total capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	10.00%	10.00%
Tier 1 capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	8.00%	8.00%
Common equity Tier I capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	6.50%	6.50%
Tier 1 capital to average assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	5.00%	5.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual Amount	$ 65,420	$ 60,151
Tier 1 capital to risk-weighted assets, Actual Amount	60,121	55,481
Common equity Tier 1 capital to risk-weighted assets, Actual Amount	60,121	55,481
Tier 1 capital to average assets, Actual Amount	$ 60,121	$ 55,481
Total capital to risk-weighted assets, Actual Ratio	13.50%	13.30%
Tier 1 capital to risk-weighted assets, Actual Ratio	12.40%	12.30%
Common equity Tier 1 capital to risk-weighted assets, Actual Ratio	12.40%	12.30%
Tier 1 capital to average assets, Actual Ratio	9.10%	8.60%
Total capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Amount	$ 38,925	$ 36,216
Tier 1 capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Amount	29,194	27,162
Common equity Tier I capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Amount	21,895	20,371
Tier 1 capital to average assets, Minimum Required For Capital Adequacy Purposes Amount	$ 26,325	$ 25,865
Total capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Ratio	6.00%	6.00%
Common equity Tier I capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Ratio	4.50%	4.50%
Tier 1 capital to average assets, Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	$ 48,656	$ 45,270
Tier 1 capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	38,925	36,216
Common equity Tier I capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	31,626	29,425
Tier 1 capital to average assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	$ 32,906	$ 32,332
Total capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	10.00%	10.00%
Tier 1 capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	8.00%	8.00%
Common equity Tier I capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	6.50%	6.50%
Tier 1 capital to average assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	5.00%	5.00%